CONVERTIBLE NOTES PAYABLE TO RELATED PARTY	12 Months Ended
Dec. 31, 2015
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE TO RELATED PARTY

NOTE 8 – CONVERTIBLE NOTES PAYABLE TO A RELATED PARTY

In November 2013, the Company entered into a new arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $32,000 in revolving loans through November 2015. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company’s European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable (including accrued interest) under the arrangement into the Company's common stock at a price of $1.50 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In May 2014, the Company entered into a new arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $37,000 in revolving loans through December 2016. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company’s European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable (including accrued interest) under the arrangement into the Company's common stock at a price of $1.50 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In October 2015, the Supervisory Board of Directors approved to reduce the convertible price of the unpaid interest from $1.50 per share to $0.75 per share. In addition, the loan period was extended till January 1, 2018. The term of the arrangement can be automatically extended for four additional six months periods at the option of the holder. The Company determined that the new arrangement did not represent a substantive modification and therefore it was not necessary to evaluate whether the conversion feature qualifies as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

The Company’s weighted average interest during the years ended December 31, 2015, 2014 and 2013 is 5.99%, 6.06% and 6.18%, respectively.

At December 31, 2015 and 2014, convertible notes payable to a related party consist of $29,048 and $30,186, respectively, in principal and $10,355 and $8,318, respectively, in accrued interest. Interest expense related to these notes is $2,601, $2,321 and $2,185 for the years ended December 31, 2015, 2014 and 2013, respectively (see Note 10).